Note 1 - Segment Information - Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net Sales	$ 14,868,860	$ 11,762,526	$ 6,521,207
Operating income	4,316,408	2,963,275	707,509
Financial income (expense), net	220,977	(6,040)	22,666
Income before equity in earnings of non-consolidated companies and income tax	4,537,385	2,957,235	730,175
Equity in earnings of non-consolidated companies	95,404	208,702	512,591
Income before income tax	4,632,789	3,165,937	1,242,766
Depreciation and amortization	548,510	607,723	594,721
Tubes [member]
Disclosure of operating segments [line items]
Net Sales	14,185,000	11,133,000	5,994,000
Management view - operating income (loss)	4,337,000	2,772,000	178,000
Depreciation and amortization	518,000	588,000	575,000
All other segments [member]
Disclosure of operating segments [line items]
Net Sales	684,000	630,000	528,000
Management view - operating income (loss)	129,000	75,000	65,000
Depreciation and amortization	31,000	20,000	20,000
Reportable segments [member]
Disclosure of operating segments [line items]
Net Sales	14,869,000	11,763,000	6,521,000
Management view - operating income (loss)	4,466,000	2,847,000	243,000
Difference in cost of sales	(134,000)	44,000	473,000
Differences in depreciation and amortization		2,000	(1,000)
Differences in selling, general and administrative expenses	(7,000)	(4,000)
Differences in other operating income (expenses), net	(9,000)	74,000	(8,000)
Operating income	4,316,000	2,963,000	707,000
Financial income (expense), net	221,000	(6,000)	23,000
Income before equity in earnings of non-consolidated companies and income tax	4,537,000	2,957,000	730,000
Equity in earnings of non-consolidated companies	95,000	209,000	513,000
Income before income tax	4,633,000	3,166,000	1,243,000
Depreciation and amortization	$ 549,000	$ 608,000	$ 595,000